J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated November 21, 2016

to the Summary Prospectuses and Prospectuses dated

March 1, 2016, as supplemented

CHANGE IN BENCHMARK: Effective November 30, 2016, the JPMorgan Global Allocation Fund (the “Fund”) will change two of the benchmarks it uses to compare performance. The Bloomberg Barclays U.S. Aggregate Index will be replaced by the Bloomberg Barclays Global Aggregate Index — Unhedged USD. In connection with this change, the Bloomberg Barclays Global Aggregate Index — Unhedged USD will also replace the Bloomberg Barclays U.S. Aggregate Index in the Global Allocation Composite Benchmark, which will now be comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD.

For Class A, Class C and Select Class Shares Prospectus

The first paragraph in “The Fund’s Past Performance” section on page 6 of the prospectus is hereby deleted in its entirety and replaced with the following.

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Bloomberg Barclays Global Aggregate Index — Unhedged USD (new benchmark), the Bloomberg Barclays U.S. Aggregate Index (old benchmark), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD, and the Lipper Flexible Portfolio Funds Index. The Lipper index is based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will performance in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

SUP-GAL-1116

Also, the Average Annual Total Returns table on page 7 of the prospectus is hereby deleted in its entirety and replaced with the following.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund (Since 5/31/11)
SELECT CLASS SHARES
Return Before Taxes	(0.54)%	5.00%
Return After Taxes on Distribution	(0.89)	3.83
Return After Taxes on Distribution And Sale of Fund Shares	(0.16)	3.49

CLASS A SHARES
Return Before Taxes	(5.27)	3.69

CLASS C SHARES
Return Before Taxes	(2.22)	4.22

MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(0.87)	6.73

BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX — UNHEDGED USD[1] (Reflects No Deduction for Fees, Expenses or Taxes)	(3.15)	0.06

BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	0.55	2.88

GLOBAL ALLOCATION COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	(1.57)	4.19

LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX (Reflects No Deduction for Taxes)	(2.53)	4.70

1	Effective November 30, 2016, the Fund’s benchmark changed from the Bloomberg Barclays U.S. Aggregate Index to the Bloomberg Barclays Global Aggregate Index — Unhedged USD.

For Class R2 Shares Prospectus

The first paragraph in “The Fund’s Past Performance” section and the Average Annual Total Returns table on page 6 of the prospectus is hereby deleted in its entirety and replaced with the following.

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Bloomberg Barclays Global Aggregate Index — Unhedged USD (new benchmark), the Bloomberg Barclays U.S. Aggregate Index (old benchmark), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD, and the Lipper Flexible Portfolio Funds Index. The Lipper index is based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will performance in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund (Since 5/31/11)
CLASS R2 SHARES
Return Before Taxes	(1.02)%	4.48%
Return After Taxes on Distribution	(1.24)	3.46
Return After Taxes on Distribution And Sale of Fund Shares	(0.49)	3.14

MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(0.87)	6.73

BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX — UNHEDGED USD[1] (Reflects No Deduction for Fees, Expenses or Taxes)	(3.15)	0.06

BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	0.55	2.88

GLOBAL ALLOCATION COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	(1.57)	4.19

LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX (Reflects No Deduction for Taxes)	(2.53)	4.70

1	Effective November 30, 2016, the Fund’s benchmark changed from the Bloomberg Barclays U.S. Aggregate Index to the Bloomberg Barclays Global Aggregate Index — Unhedged USD.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Intrepid International Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated November 21, 2016

to the Prospectuses dated March 1, 2016, as supplemented

Effective immediately, the fifth paragraph under the heading “What are the Fund’s main investment strategies?” and the fifth paragraph under the subsection “Additional Information About The Funds’ Investment Strategies —  Intrepid International Fund” in the section “More About the Funds” are hereby deleted in their entirety and replaced by the following:

The Fund may utilize currency forwards (including non-deliverable forwards) to manage currency exposures, where practical, for the purpose of risk management, including hedging non-dollar currency exposure back to the U.S. dollar. The Fund may also use exchange-traded futures for the efficient management of cash flows.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-INTPI-1116

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Unconstrained Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated November 21, 2016

to the Prospectuses dated March 1, 2016, as supplemented

Effective immediately, the fourth and fifth paragraphs under the heading “What are the Fund’s main investment strategies?” and the fourth and fifth paragraphs under the subsection “Additional Information About The Funds’ Investment Strategies — International Unconstrained Equity Fund” in the section “More About the Funds” are hereby deleted in their entirety and replaced by the following:

The Fund may invest in securities denominated in any currency and will invest substantially in securities denominated in foreign currencies.

The Fund may utilize currency forwards (including non-deliverable forwards) to manage currency exposures, where practical, for the purpose of risk management, including hedging non-dollar currency exposure back to the U.S. dollar. The Fund may also use exchange-traded futures for the efficient management of cash flows.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-IUE-1116

J.P. MORGAN MONEY MARKET FUNDS

JPMORGAN TRUST I

JPMorgan Prime Money Market Fund

(IM Shares)

JPMORGAN TRUST II

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

(IM Shares)

Supplement dated November 21, 2016 to the Prospectus and Statement of Additional Information dated July 1, 2016, as supplemented

Effective immediately, the first paragraph under “Purchase and Sale of Fund Shares” on pages 5, 10 and 13; the fourth paragraph of the “BUYING FUND SHARES” section in “How Your Account Works” on page 24 of the Prospectus and footnote number 8 on page 2 in Part I of the Statement of Additional Information are deleted in their entirety and replaced with the following:

IM Shares are offered only to investment companies, including the J.P. Morgan Funds, registered under the Investment Company Act of 1940, as amended (the 1940 Act) (each a “Registered Investment Company”) and/or funds that (i) are exempt from registration as an investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act and (ii) are wholly-owned by one or more Registered Investment Companies (collectively, funds).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND STATEMENT

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MMIM-1116

J.P. MORGAN MONEY MARKET FUNDS

JPMORGAN TRUST I

JPMorgan Prime Money Market Fund

(Cash Management, Direct, Eagle Class, Investor and Service Shares)

JPMorgan Tax Free Money Market Fund

(Eagle Class Shares)

JPMORGAN TRUST II

JPMorgan Liquid Assets Money Market Fund

(Service Shares)

Supplement dated November 21, 2016

to the Prospectuses, Summary Prospectuses and Statement

of Additional Information dated July 1, 2016, as supplemented

NOTICE OF LIQUIDATION OF THE CASH MANAGEMENT SHARES OF THE JPMORGAN PRIME MONEY MARKET FUND

The Board of Trustees of the JPMorgan Prime Money Market Fund (the “Prime Money Market Fund”) has approved the liquidation and redemption of the Cash Management Shares of the Prime Money Market Fund (the “Liquidating Class”) on or about December 21, 2016 (the “Liquidation Date”). On the Liquidation Date, the Prime Money Market Fund shall distribute to its Cash Management Shares shareholders of record, an amount equal to the net asset value of that class as calculated on the Liquidation Date. Capital gain distributions, if any, may be paid on or prior to the Liquidation Date.

Upon liquidation, shareholders may purchase any class of another J.P. Morgan Fund for which they are eligible with the proceeds of the liquidating distribution.

For taxable shareholders of the Liquidating Class, the redemption of shares on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or a loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder may voluntarily redeem his or her shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Distributions and Taxes” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the liquidation and redemption.

NOTICE OF SHARE CLASSES NO LONGER AVAILABLE FOR PURCHASE

In addition, effective immediately, no purchases of Cash Management, Direct, Eagle Class, Investor and Service Shares of the JPMorgan Prime Money Market Fund; Eagle Class Shares of the JPMorgan Tax Free Money Market Fund; and Service Shares of the JPMorgan Liquid Assets Money Market Fund will be accepted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MM-LIQ-1116